Fair Value Option- Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value (Detail) (Investment Management funds, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Investment Management funds
Assets of consolidated investment management funds:
Trading assets	$ 10,397	$ 10,961
Other assets	875	520
Fair value of assets	11,272	11,481
Liabilities of consolidated investment management funds:
Trading liabilities	10,085	10,152
Other liabilities	46	29
Fair value of liabilities	$ 10,131	$ 10,181